UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)765-6115
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2016

Date of reporting period:  August 31, 2016

Item 1. Schedule of Investments.

Convergence Core Plus Fund
Schedule of Investments
August 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS* - 124.34%
Accommodation - 1.35%
Marriott International, Inc. - Class A (a)(c)	14,740	$1,051,404
Wyndham Worldwide Corp.	9,883	699,618
		1,751,022
Administrative and Support Services - 3.70%
AECOM (a)	19,550	602,727
Cardtronics PLC - Class A (a)(b)	33,771	1,516,655
ManpowerGroup, Inc.	8,319	594,475
MasterCard, Inc. - Class A	15,603	1,507,718
Navient Corp.	26,054	374,657
Robert Half International, Inc.	5,011	192,072
		4,788,304
Air Transportation - 2.82%
Delta Air Lines, Inc.	31,827	1,169,642
Hawaiian Holdings, Inc. (a)	25,304	1,188,782
United Continental Holdings, Inc. (a)	25,668	1,293,924
		3,652,348
Animal Production and Aquaculture - 1.42%
Cal-Maine Foods, Inc. (c)(d)	39,869	1,831,582

Apparel Manufacturing - 0.53%
Michael Kors Holdings Ltd. (a)(b)	13,898	680,307

Broadcasting (except Internet) - 3.48%
Comcast Corp. - Class A	17,570	1,146,618
Discovery Communications, Inc. - Class A (a)	47,704	1,216,929
Sirius XM Holdings, Inc. (a)	243,302	1,007,270
Viacom, Inc. - Class B	27,940	1,127,100
		4,497,917
Building Material and Garden Equipment and Supplies Dealers - 0.96%
Home Depot, Inc.	9,249	1,240,476

Chemical Manufacturing - 10.12%
AbbVie, Inc.	44,527	2,854,181
Chemours Co.	47,393	625,114
Gilead Sciences, Inc.	36,683	2,875,213
Huntsman Corp.	53,845	930,980
Mallinckrodt PLC (a)(b)	11,162	832,015
Myriad Genetics, Inc. (a)	12,086	246,071
Pfizer, Inc.	94,822	3,299,805
Trinseo SA (b)(c)	17,788	1,029,214
United Therapeutics Corp. (a)	3,253	397,777
		13,090,370
Clothing and Clothing Accessories Stores - 1.69%
Abercrombie & Fitch Co. - Class A	55,580	985,989
Children's Place, Inc.	14,806	1,205,209
		2,191,198
Computer and Electronic Product Manufacturing - 12.09%
Apple, Inc.	42,008	4,457,048
Fossil Group, Inc. (a)	18,560	530,074
HP, Inc.	53,610	770,376
Intel Corp.	46,844	1,681,232
Jabil Circuit, Inc.	41,310	875,359
Micron Technology, Inc. (a)	69,580	1,147,374
NCR Corp. (a)	25,511	863,547
NVIDIA Corp.	20,897	1,281,822
QUALCOMM, Inc.	26,155	1,649,596
Sanmina Corp. (a)	31,498	827,767
Teradata Corp. (a)	48,880	1,550,962
		15,635,157
Construction of Buildings - 0.41%
KB Home	33,830	531,131

Credit Intermediation and Related Activities - 13.23%
American Express Co.	23,207	1,521,915
Bank of America Corp.	96,459	1,556,848
Capital One Financial Corp.	27,746	1,986,613
Citigroup, Inc.	32,080	1,531,499
Discover Financial Services	22,903	1,374,180
Fifth Third Bancorp	86,264	1,739,082
JPMorgan Chase & Co.	28,678	1,935,765
Regions Financial Corp.	109,561	1,092,323
SunTrust Banks, Inc.	45,365	1,999,235
TCF Financial Corp.	23,530	344,715
Western Union Co.	78,327	1,685,597
Zions Bancorporation	11,350	347,197
		17,114,969
Data Processing, Hosting and Related Services - 1.29%
Citrix Systems, Inc. (a)	19,071	1,662,991

Educational Services - 0.31%
DeVry Education Group, Inc.	17,515	403,546

Electronics and Appliance Stores - 0.88%
Best Buy Co., Inc.	29,598	1,138,931

Fabricated Metal Product Manufacturing - 0.38%
Timken Co.	14,641	495,891

Food and Beverage Stores - 0.23%
United Natural Foods, Inc. (a)	6,500	296,400

Food Manufacturing - 5.37%
Dean Foods Co.	99,366	1,710,089
J.M. Smucker Co.	11,800	1,673,122
Sanderson Farms, Inc.	17,705	1,703,752
Tyson Foods, Inc. - Class A	24,618	1,860,382
		6,947,345

Furniture and Related Product Manufacturing - 0.40%
Herman Miller, Inc.	14,225	513,096

General Merchandise Stores - 2.53%
Big Lots, Inc.	24,578	1,212,187
Wal-Mart Stores, Inc.	28,828	2,059,472
		3,271,659
Health and Personal Care Stores - 2.65%
Express Scripts Holding Co. (a)	15,466	1,124,378
McKesson Corp.	6,172	1,139,475
Owens & Minor, Inc.	34,013	1,169,026
		3,432,879
Insurance Carriers and Related Activities - 6.33%
Anthem, Inc.	8,682	1,085,945
CNO Financial Group, Inc.	49,480	804,050
Lincoln National Corp.	17,017	817,327
Molina Healthcare, Inc. (a)(c)	21,219	1,141,794
Primerica, Inc.	13,709	780,453
Principal Financial Group, Inc.	16,375	803,521
Reinsurance Group of America, Inc.	6,539	701,765
Unum Group	22,289	793,711
WellCare Health Plans, Inc. (a)	11,174	1,259,311
		8,187,877
Leather and Allied Product Manufacturing - 0.39%
Coach, Inc.	13,133	501,418

Machinery Manufacturing - 3.52%
Brunswick Corp.	11,040	507,730
General Electric Co. (c)	102,248	3,194,227
Ingersoll-Rand PLC (b)(c)	12,540	852,595
		4,554,552
Management of Companies and Enterprises - 0.62%
AES Corp.	66,468	802,269

Merchant Wholesalers, Durable Goods - 1.46%
HD Supply Holdings, Inc. (a)	11,199	404,396
Xerox Corp.	151,170	1,489,025
		1,893,421
Merchant Wholesalers, Nondurable Goods - 4.18%
AmerisourceBergen Corp.	13,004	1,130,958
Cardinal Health, Inc.	14,448	1,151,072
Nu Skin Enterprises, Inc. - Class A	28,012	1,621,334
Procter & Gamble Co.	17,218	1,503,304
		5,406,668
Mining (except Oil and Gas) - 1.48%
CONSOL Energy, Inc.	67,728	1,235,359
Newmont Mining Corp.	17,714	677,383
		1,912,742
Miscellaneous Manufacturing - 0.32%
Brady Corp. - Class A	12,355	413,769

Motor Vehicle and Parts Dealers - 0.98%
Penske Automotive Group, Inc.	28,029	1,269,714

Nonmetallic Mineral Product Manufacturing - 0.33%
USG Corp. (a)	15,452	423,848

Nonstore Retailers - 0.87%
World Fuel Services Corp.	25,293	1,127,562

Other Information Services - 1.46%
Alphabet, Inc. - Class C (a)	2,456	1,883,875

Paper Manufacturing - 1.38%
International Paper Co.	17,328	840,235
Packaging Corporation of America	11,979	941,908
		1,782,143
Personal and Laundry Services - 0.97%
Shutterfly, Inc. (a)	24,970	1,253,993

Petroleum and Coal Products Manufacturing - 4.52%
Chevron Corp.	12,120	1,219,030
Exxon Mobil Corp.	14,070	1,226,060
Owens Corning	17,405	955,883
Tesoro Corp.	17,450	1,316,078
Valero Energy Corp.	20,502	1,134,786
		5,851,837
Primary Metal Manufacturing - 0.53%
Commercial Metals Co.	44,123	684,789

Professional, Scientific, and Technical Services - 7.81%
Amgen, Inc.	20,300	3,452,218
Convergys Corp.	53,180	1,586,360
International Business Machines Corp.	9,966	1,583,398
Quintiles Transnational Holdings, Inc. (a)	8,784	679,003
Salesforce.com, Inc. (a)	15,874	1,260,713
VMware, Inc. - Class A (a)(c)(d)	21,019	1,541,323
		10,103,015
Publishing Industries (except Internet) - 2.67%
Cogent Communications Holdings, Inc.	9,330	331,588
Microsoft Corp.	28,375	1,630,428
Nuance Communications, Inc. (a)	101,850	1,484,973
		3,446,989
Rental and Leasing Services - 0.55%
United Rentals, Inc. (a)	8,719	717,661

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.91%
E*TRADE Financial Corp. (a)	16,862	444,820
Morgan Stanley	63,326	2,030,231
		2,475,051

Specialty Trade Contractors - 0.46%
Quanta Services, Inc. (a)	22,924	589,835

Support Activities for Mining - 2.83%
Nabors Industries Ltd. (b)	124,540	1,237,928
Rowan Companies PLC - Class A (b)	93,958	1,170,717
Transocean Ltd. (b)	128,920	1,250,523
		3,659,168
Support Activities for Transportation - 0.45%
GATX Corp.	13,168	577,417

Telecommunications - 1.46%
AT&T, Inc.	46,060	1,882,933

Transportation Equipment Manufacturing - 4.75%
Boeing Co.	19,011	2,460,974
Ford Motor Co.	92,820	1,169,532
Huntington Ingalls Industries, Inc.	3,352	553,650
Lear Corp.	11,236	1,306,634
Moog, Inc. - Class A (a)	11,036	651,014
		6,141,804
Truck Transportation - 0.88%
Swift Transportation Co. - Class A (a)	61,110	1,137,257

Utilities - 3.68%
American Water Works Co., Inc.	10,610	785,034
CenterPoint Energy, Inc.	35,541	798,606
Entergy Corp.	10,270	803,114
Great Plains Energy, Inc.	29,170	792,257
Pinnacle West Capital Corp.	10,600	795,424
Southwest Gas Corp.	11,183	780,797
		4,755,232
Water Transportation - 1.10%
Carnival Corp. (b)	15,450	738,510
Royal Caribbean Cruises Ltd. (b)	9,585	681,589
		1,420,099
Wholesale Electronic Markets and Agents and Brokers - 0.61%
Tech Data Corp. (a)	10,625	788,800

TOTAL COMMON STOCKS (Cost $149,065,161)		160,813,257

REAL ESTATE INVESTMENT TRUSTS* - 5.96%
CBL & Associates Properties, Inc.	41,480	591,920
DCT Industrial Trust, Inc.	11,340	552,371
EastGroup Properties, Inc.	7,560	554,753
Empire State Realty Trust, Inc. - Class A	26,519	569,363
First Industrial Realty Trust, Inc.	19,195	552,240
Host Hotels & Resorts, Inc.	30,433	542,316
Liberty Property Trust	13,697	564,727
Pebblebrook Hotel Trust	18,420	553,337
Piedmont Office Realty Trust, Inc. - Class A	27,530	594,923
Ramco-Gershenson Properties Trust	28,160	547,149
RLJ Lodging Trust	23,925	558,409
Ryman Hospitality Properties, Inc.	10,107	545,374
Sabra Health Care REIT, Inc.	22,110	563,363
Urban Edge Properties	14,460	414,424
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $7,072,643)		7,704,669

INVESTMENT PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING - 4.56%
Money Market Funds - 4.56%
First American Government	5,890,246	5,890,246
Obligations Fund - Class Y, 0.010% (c)(e)
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $5,890,246)		5,890,246

SHORT-TERM INVESTMENTS 0.97%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.260% (c)(e)	1,255,336	1,255,336
TOTAL SHORT-TERM INVESTMENTS (Cost $1,255,336)		1,255,336

Total Investments (Cost $163,283,386) - 135.83%		175,663,508
Liabilities in Excess of Other Assets - (35.83)%		(46,333,220)
TOTAL NET ASSETS - 100.00%		$129,330,288

Percentages are stated as a percent of net assets.

* Unless otherwise noted, all of a portion of these securities, totaling $158,032,823, are pledged as collateral for securities sold short.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	This securitiy is not pledged as collateral for securities sold short.
(d)	All or a portion of security is out on loan.
(e)	Variable rate security; the rate shown below represents the rate at August 31, 2016.

Abbreviations:
Ltd.	Limited Liability Company.
PLC	Public Limited Company.
SA	Generally designates corporations in various countries, mostly those employing the civil law.

Convergence Core Plus Fund
Schedule of Securities Sold Short
August 31, 2016 (Unaudited)

	Shares	Value
Abbott Laboratories	(7,255)	$(304,855)
ACADIA Pharmaceuticals, Inc.	(15,010)	(482,272)
Advance Auto Parts, Inc.	(2,142)	(337,108)
Advisory Board Co.	(7,420)	(312,753)
Air Lease Corp. - Class A	(9,240)	(271,471)
Alder Biopharmaceuticals, Inc.	(8,760)	(288,817)
Alnylam Pharmaceuticals, Inc.	(2,625)	(183,356)
American Woodmark Corp.	(2,800)	(243,600)
Amsurg Corp.	(4,911)	(318,822)
Antero Resources Corp.	(13,424)	(343,118)
Armstrong World Industries, Inc.	(5,880)	(255,603)
ARRIS International PLC (a)	(12,733)	(357,415)
Arthur J. Gallagher & Co.	(3,162)	(156,234)
Ascena Retail Group, Inc.	(36,018)	(293,186)
Assured Guaranty Ltd. (a)	(9,830)	(272,979)
Autodesk, Inc.	(5,750)	(387,550)
Banner Corp.	(5,400)	(239,112)
BGC Partners, Inc. - Class A	(36,689)	(321,763)
Bluebird Bio, Inc.	(4,490)	(221,536)
BofI Holding, Inc.	(10,120)	(217,580)
Boston Beer Company, Inc. - Class A	(1,420)	(259,363)
Broadcom Ltd. (a)	(3,593)	(633,878)
Builders FirstSource, Inc.	(18,800)	(258,312)
CalAtlantic Group, Inc.	(8,881)	(324,068)
Casey's General Stores, Inc.	(2,198)	(288,619)
Cavium, Inc.	(2,600)	(144,768)
CBRE Group, Inc. - Class A	(9,290)	(277,678)
Centene Corp.	(4,610)	(314,817)
CF Industries Holdings, Inc.	(5,990)	(155,740)
Charter Communications, Inc. - Class A	(2,452)	(630,679)
Cheniere Energy, Inc.	(8,371)	(359,116)
Chesapeake Energy Corp.	(54,180)	(344,043)
Chubb Ltd. (a)	(4,706)	(597,333)
Churchill Downs, Inc.	(1,055)	(157,596)
Compass Minerals International, Inc.	(1,967)	(146,601)
comScore, Inc.	(13,210)	(407,528)
Concho Resources, Inc.	(2,485)	(321,062)
Cypress Semiconductor Corp.	(18,981)	(226,443)
Deere & Co.	(2,760)	(233,358)
Delphi Automotive PLC (a)	(3,430)	(242,364)
DexCom, Inc.	(3,050)	(277,825)
Dominion Resources, Inc.	(5,216)	(386,819)
Edgewell Personal Care Co.	(7,661)	(612,957)
Ellie Mae, Inc.	(4,151)	(406,258)
Enstar Group Ltd. (a)	(848)	(141,268)
Envestnet, Inc.	(10,473)	(413,789)
Equinix, Inc.	(860)	(317,039)
Esterline Technologies Corp.	(3,120)	(240,084)
Financial Engines, Inc.	(9,829)	(314,233)
Fitbit, Inc. - Class A	(21,090)	(326,473)
Flagstar Bancorp, Inc.	(9,060)	(254,405)
Global Payments, Inc.	(5,200)	(394,940)
Golar LNG Ltd. (a)	(16,471)	(343,091)
Gramercy Property Trust	(44,180)	(427,662)
Guess? Inc.	(17,410)	(289,528)
Gulfport Energy Corp.	(12,571)	(359,531)
Harley-Davidson, Inc.	(3,618)	(190,669)
Hertz Global Holdings, Inc.	(6,410)	(315,757)
Hope Bancorp, Inc.	(21,510)	(369,972)
Houghton Mifflin Harcourt Co.	(11,610)	(185,180)
Howard Hughes Corp.	(471)	(55,682)
HubSpot, Inc.	(6,263)	(349,100)
Ingevity Corp.	(4,830)	(214,355)
Interval Leisure Group, Inc.	(10,740)	(186,876)
Intra-Cellular Therapies, Inc.	(4,990)	(201,297)
KapStone Paper and Packaging Corp.	(10,300)	(180,353)
Kite Pharma, Inc.	(5,508)	(317,371)
KLX, Inc.	(5,413)	(202,121)
Kosmos Energy Ltd. (a)	(21,564)	(133,912)
Laredo Petroleum, Inc.	(18,643)	(228,936)
LegacyTexas Financial Group, Inc.	(7,640)	(231,721)
LendingClub Corp.	(69,155)	(374,129)
Level 3 Communications, Inc.	(8,674)	(430,491)
Liberty Broadband Corp. - Class C	(4,660)	(319,350)
Liberty Ventures - Class A	(8,541)	(329,170)
LifeLock, Inc.	(13,670)	(227,469)
Lions Gate Entertainment Corp. (a)	(9,733)	(204,004)
Madison Square Garden Co. - Class A	(519)	(93,757)
Medtronic PLC (a)	(3,600)	(313,308)
Microsemi Corp.	(7,320)	(292,507)
Molson Coors Brewing Co. - Class B	(3,063)	(313,406)
National Fuel Gas Co.	(9,579)	(546,578)
Netflix, Inc.	(3,434)	(334,643)
NetScout Systems, Inc.	(13,062)	(386,374)
Neurocrine Biosciences, Inc.	(10,874)	(526,955)
Nevro Corp.	(3,240)	(305,953)
NorthStar Asset Management Group, Inc.	(24,247)	(301,390)
Norwegian Cruise Line Holdings Ltd. (a)	(5,100)	(183,039)
Novavax, Inc.	(31,790)	(217,444)
Olin Corp.	(10,526)	(227,783)
Palo Alto Networks, Inc.	(2,748)	(365,951)
Pandora Media, Inc.	(28,420)	(397,880)
Pattern Energy Group, Inc. - Class A	(17,791)	(423,425)
Paycom Software, Inc.	(7,730)	(396,858)
Penumbra, Inc.	(4,350)	(306,936)
Physicians Realty Trust	(5,119)	(109,598)
Pinnacle Financial Partners, Inc.	(7,390)	(418,939)
Prothena Corp. PLC (a)	(4,180)	(208,916)
Proto Labs, Inc.	(4,080)	(223,258)

Puma Biotechnology, Inc.	(4,070)	(240,741)
QTS Realty Trust, Inc. - Class A	(6,664)	(361,122)
Radius Health, Inc.	(5,236)	(287,142)
Reynolds American, Inc.	(6,259)	(310,259)
Roper Industries, Inc.	(1,350)	(239,693)
RSP Permian, Inc.	(8,756)	(341,922)
SiteOne Landscape Supply, Inc.	(6,260)	(239,382)
Snyders-Lance, Inc.	(8,420)	(297,563)
Southern Copper Corp.	(6,340)	(163,699)
Spark Therapeutics, Inc.	(3,840)	(217,267)
Spectrum Brands Holdings, Inc.	(1,447)	(194,187)
Square, Inc. - Class A	(32,910)	(401,173)
SS&C Technologies Holdings, Inc.	(12,352)	(406,998)
Stamps.com, Inc.	(4,240)	(410,093)
Stericycle, Inc.	(3,730)	(320,705)
Stifel Financial Corp.	(8,310)	(326,999)
Texas Capital Bancshares, Inc.	(7,358)	(386,442)
TFS Financial Corp.	(25,457)	(461,789)
The Gap, Inc.	(10,393)	(258,474)
Tiffany & Co.	(4,240)	(302,609)
TransDigm Group, Inc.	(737)	(210,185)
Triumph Group, Inc.	(7,500)	(238,950)
Tyler Technologies, Inc.	(2,136)	(350,197)
Ultragenyx Pharmaceutical, Inc.	(5,353)	(352,870)
Under Armour, Inc. - Class A	(8,911)	(353,143)
United Community Banks, Inc.	(11,340)	(237,913)
Varian Medical Systems, Inc.	(3,270)	(314,344)
Vector Group Ltd.	(15,750)	(351,382)
Waddell & Reed Financial, Inc. - Class A	(17,170)	(319,362)
Walgreens Boots Alliance, Inc.	(6,705)	(541,161)
Western Digital Corp.	(7,700)	(359,359)
Westlake Chemical Corp.	(3,970)	(205,725)
WestRock Co.	(3,840)	(183,936)
Weyerhaeuser Co.	(12,980)	(413,413)
WW Grainger, Inc.	(1,030)	(237,580)
XPO Logistics, Inc.	(8,310)	(297,498)
Zayo Group Holdings, Inc.	(20,357)	(590,556)
Zebra Technologies Corp. - Class A	(5,471)	(382,751)
Zendesk, Inc.	(12,720)	(388,469)
Total Securities Sold Short (Proceeds $42,235,222)		$(42,278,264)

(a)	Foreign issued security.

Convergence Market Neutral Fund
Schedule of Investments
August 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS* - 90.14%
Accommodation - 0.82%
Marriott International, Inc. - Class A (d)	1,667	$118,907

Administrative and Support Services - 3.78%
Cardtronics PLC - Class A (a)(b)	2,638	118,473
ManpowerGroup, Inc.	1,553	110,977
MasterCard, Inc. - Class A	1,240	119,821
Navient Corp.	7,406	106,498
Robert Half International, Inc.	2,487	95,327
		551,096
Air Transportation - 1.64%
SkyWest, Inc.	4,330	122,235
United Continental Holdings, Inc. (a)	2,294	115,641
		237,876
Animal Production and Aquaculture - 0.84%
Cal-Maine Foods, Inc. (c)(d)	2,670	122,660

Apparel Manufacturing - 0.68%
Michael Kors Holdings Ltd. (a)(b)	2,028	99,271

Broadcasting (except Internet) - 0.70%
Discovery Communications, Inc. - Class A (a)	3,990	101,785

Building Material and Garden Equipment and Supplies Dealers - 0.73%
Home Depot, Inc.	797	106,894

Chemical Manufacturing - 7.60%
Chemours Co.	8,460	111,587
Coty, Inc. - Class A	2,810	75,730
Gilead Sciences, Inc.	1,420	111,300
Huntsman Corp.	7,381	127,617
Impax Laboratories, Inc. (a)	4,640	112,242
Lexicon Pharmaceuticals, Inc. (a)(c)	7,960	110,485
Mallinckrodt PLC (a)(b)	1,635	121,872
Myriad Genetics, Inc. (a)	5,359	109,109
Trinseo SA (b)(c)	1,880	108,777
United Therapeutics Corp. (a)	950	116,165
		1,104,884
Clothing and Clothing Accessories Stores - 0.79%
Children's Place, Inc.	1,406	114,448

Computer and Electronic Product Manufacturing - 7.68%
Apple, Inc.	1,192	126,471
Fossil Group, Inc. (a)	3,460	98,818
HP, Inc.	9,241	132,793
Intel Corp.	2,974	106,737
Jabil Circuit, Inc.	5,437	115,210
Micron Technology, Inc. (a)	6,310	104,052
NVIDIA Corp.	1,615	99,064
QUALCOMM, Inc.	1,708	107,724
Sanmina Corp. (a)	4,647	122,122
Teradata Corp. (a)	3,270	103,757
		1,116,748
Credit Intermediation and Related Activities - 9.99%
American Express Co.	1,460	95,747
Ameriprise Financial, Inc.	1,057	106,841
Bank of America Corp.	7,050	113,787
Capital One Financial Corp.	1,614	115,563
Citigroup, Inc.	2,360	112,666
Discover Financial Services	2,090	125,401
Fifth Third Bancorp	5,640	113,702
JPMorgan Chase & Co.	1,637	110,498
Regions Financial Corp.	10,371	103,399
SunTrust Banks, Inc.	2,563	112,951
TCF Financial Corp.	7,788	114,094
Western Union Co.	5,480	117,930
Zions Bancorporation	3,670	112,265
		1,454,844
Data Processing, Hosting and Related Services - 0.82%
Citrix Systems, Inc. (a)	1,366	119,115

Electronics and Appliance Stores - 0.75%
Best Buy Co., Inc.	2,852	109,745

Fabricated Metal Product Manufacturing - 0.82%
Timken Co.	3,542	119,968

Food and Beverage Stores - 0.44%
United Natural Foods, Inc. (a)	1,390	63,384

Food Manufacturing - 2.25%
Dean Foods Co.	6,655	114,533
J.M. Smucker Co.	710	100,671
Tyson Foods, Inc. - Class A	1,488	112,448
		327,652

Food Services and Drinking Places - 0.93%
Brinker International, Inc.	2,538	136,316

Furniture and Related Product Manufacturing - 0.65%
Herman Miller, Inc.	2,630	94,864

General Merchandise Stores - 1.31%
Big Lots, Inc.	2,378	117,283
Wal-Mart Stores, Inc.	1,020	72,869
		190,152
Health and Personal Care Stores - 1.60%
Express Scripts Holding Co. (a)	1,548	112,540
McKesson Corp.	660	121,848
		234,388
Insurance Carriers and Related Activities - 5.14%
Allied World Assurance Co. Holdings AG (b)	2,250	91,260
CNO Financial Group, Inc.	6,140	99,775
Molina Healthcare, Inc. (a)(c)	2,240	120,534
Primerica, Inc.	1,713	97,521
Reinsurance Group of America, Inc.	1,099	117,945
Validus Holdings Ltd. (b)	1,958	99,447
WellCare Health Plans, Inc. (a)	1,076	121,265
		747,747
Leather and Allied Product Manufacturing - 0.67%
Coach, Inc.	2,570	98,123

Machinery Manufacturing - 2.25%
Brunswick Corp.	2,220	102,098
General Electric Co. (c)	3,540	110,589
Ingersoll-Rand PLC (b)	1,700	115,583
		328,270
Management of Companies and Enterprises - 1.45%
AES Corp.	8,920	107,665
Cooper-Standard Holding, Inc. (a)	1,046	103,606
		211,271
Merchant Wholesalers, Durable Goods - 1.58%
HD Supply Holdings, Inc. (a)	3,100	111,941
Xerox Corp.	11,970	117,905
		229,846
Merchant Wholesalers, Nondurable Goods - 3.03%
AmerisourceBergen Corp.	1,487	129,324
Cardinal Health, Inc.	1,485	118,310
Nu Skin Enterprises, Inc. - Class A	1,310	75,823
Univar, Inc. (a)	5,690	117,726
		441,183
Miscellaneous Manufacturing - 1.47%
Brady Corp. - Class A	2,703	90,523
Intuitive Surgical, Inc. (a)	180	123,556
		214,079
Motion Picture and Sound Recording Industries - 0.56%
Regal Entertainment Group - Class A (c)(d)	3,806	81,372

Motor Vehicle and Parts Dealers - 0.83%
Penske Automotive Group, Inc.	2,653	120,181

Nonmetallic Mineral Product Manufacturing - 1.45%
Owens-Illinois, Inc. (a)	5,710	102,380
USG Corp. (a)	3,986	109,336
		211,716
Nonstore Retailers - 0.72%
World Fuel Services Corp.	2,365	105,432

Paper Manufacturing - 1.61%
International Paper Co.	2,467	119,624
Packaging Corporation of America	1,466	115,272
		234,896
Personal and Laundry Services - 0.82%
Shutterfly, Inc. (a)	2,364	118,720

Petroleum and Coal Products Manufacturing - 3.10%
Chevron Corp.	1,110	111,644
Exxon Mobil Corp.	1,290	112,411
Owens Corning	2,070	113,684
Valero Energy Corp.	2,040	112,914
		450,653
Primary Metal Manufacturing - 0.66%
Worthington Industries, Inc.	2,235	95,882

Professional, Scientific, and Technical Services - 2.32%
Quintiles Transnational Holdings, Inc. (a)	1,350	104,355
Salesforce.com, Inc. (a)	1,470	116,747
VMware, Inc. - Class A (a)(c)(d)	1,600	117,328
		338,430
Publishing Industries (except Internet) - 3.39%
Cogent Communications Holdings, Inc.	1,750	62,195
Microsoft Corp.	2,020	116,069
New York Times Co. - Class A	7,420	96,015
News Corp. - Class B	6,989	100,851
Nuance Communications, Inc. (a)	8,141	118,696
		493,826

Rental and Leasing Services - 0.88%
United Rentals, Inc. (a)	1,559	128,321

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.83%
Travelport Worldwide Ltd. (b)	8,820	121,099

Support Activities for Mining - 2.31%
Nabors Industries Ltd. (b)	11,889	118,177
Rowan Companies PLC - Class A	8,740	108,900
Transocean Ltd. (b)	11,250	109,125
		336,202
Support Activities for Transportation - 0.78%
GATX Corp.	2,600	114,010

Telecommunications - 0.36%
T-Mobile US, Inc. (a)	1,135	52,596

Transportation Equipment Manufacturing - 2.11%
B/E Aerospace, Inc.	2,230	112,727
Boeing Co.	811	104,984
Lear Corp.	770	89,543
		307,254
Truck Transportation - 0.89%
Swift Transportation Co. - Class A (a)	6,942	129,191

Utilities - 3.62%
Alliant Energy Corp.	2,830	107,399
Entergy Corp.	1,380	107,916
Great Plains Energy, Inc.	3,960	107,554
Pinnacle West Capital Corp.	1,440	108,057
Southwest Gas Corp.	1,384	96,631
		527,557
Water Transportation - 1.63%
Carnival Corp. (b)	2,566	122,655
Royal Caribbean Cruises Ltd. (b)	1,617	114,985
		237,640
Wholesale Electronic Markets and Agents and Brokers - 0.86%
Tech Data Corp. (a)	1,684	125,020

TOTAL COMMON STOCKS (Cost $12,343,938)		13,125,514

REAL ESTATE INVESTMENT TRUSTS* - 9.50%
CBL & Associates Properties, Inc.	10,257	146,367
DDR Corp.	6,499	122,896
Empire State Realty Trust, Inc. - Class A	6,428	138,009
First Industrial Realty Trust, Inc.	4,018	115,598
Host Hotels & Resorts, Inc.	8,090	144,164
Lexington Realty Trust	10,484	113,122
Liberty Property Trust	2,970	122,453
Pebblebrook Hotel Trust	3,822	114,813
Piedmont Office Realty Trust, Inc. - Class A	5,290	114,317
RLJ Lodging Trust	5,446	127,110
Ryman Hospitality Properties, Inc.	2,320	125,187
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,208,743)		1,384,036

INVESTMENT PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.74%
Money Market Funds - 2.74%
First American Government Obligations Fund - Class Y, 0.010% (c)(e)	398,342	398,342
TOTAL INVESTMENT PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $398,342)		398,342

SHORT-TERM INVESTMENTS - 19.19%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.260% (c)(e)	2,795,012	2,795,012
TOTAL SHORT-TERM INVESTMENTS (Cost $2,795,012)		2,795,012

Total Investments (Cost $16,746,035) - 121.57%		17,702,904
Liabilities in Excess of Other Assets - (21.57)%		(3,141,592)
TOTAL NET ASSETS - 100.00%		$14,561,312

Percentages are stated as a percent of net assets.

*	Unless otherwise noted, all or a portion of these securities, totaling $13,322,374, are pledged as collateral for securities sold short.
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	This security is not pledged as collateral for securities sold short.
(d)	All or a portion of security is out on loan.
(e)	Variable rate security; the rate shown below represents the rate at August 31, 2016.

Abbreviations:
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
Ltd.	Limited Liability Company.
PLC	Public Limited Company.
SA	An abbreciation used by many countries to signify a sotck company whereby shareholders have limited liability.

Convergence Market Neutral Fund
Schedule of Securities Sold Short
August 31, 2016 (Unaudited)

	Shares	Value
ACADIA Pharmaceuticals, Inc.	(920)	$(29,560)
Advance Auto Parts, Inc.	(450)	(70,821)
Advisory Board Co.	(1,770)	(74,606)
Air Lease Corp. - Class A	(2,133)	(62,668)
Aircastle Ltd. (a)	(3,050)	(66,033)
Alder Biopharmaceuticals, Inc.	(1,376)	(45,367)
Alexandria Real Estate Equities, Inc.	(717)	(78,934)
American Equity Investment Life Holding Co.	(3,600)	(63,432)
American States Water Co.	(1,905)	(74,257)
American Woodmark Corp.	(810)	(70,470)
Amplify Snack Brands, Inc.	(4,130)	(69,921)
Amsurg Corp.	(1,260)	(81,800)
Ascena Retail Group, Inc.	(8,994)	(73,211)
Assured Guaranty Ltd. (a)	(2,509)	(69,675)
Atlantica Yield PLC (a)	(4,365)	(82,542)
Axovant Sciences Ltd. (a)	(2,410)	(39,548)
Balchem Corp.	(1,093)	(76,543)
Ball Corp.	(946)	(74,914)
Bank of the Ozarks, Inc.	(1,970)	(77,185)
Banner Corp.	(1,740)	(77,047)
BGC Partners, Inc. - Class A	(9,451)	(82,885)
Bluebird Bio, Inc.	(486)	(23,979)
BMC Stock Holdings, Inc.	(3,346)	(66,719)
BofI Holding, Inc.	(3,320)	(71,380)
Broadcom Ltd. (a)	(487)	(85,917)
Builders FirstSource, Inc.	(5,220)	(71,723)
CalAtlantic Group, Inc.	(2,010)	(73,345)
CarMax, Inc.	(1,361)	(80,231)
Carrizo Oil & Gas, Inc.	(1,970)	(75,431)
Cavium, Inc.	(1,493)	(83,130)
CBRE Group, Inc. - Class A	(2,550)	(76,219)
Centene Corp.	(1,220)	(83,314)
CF Industries Holdings, Inc.	(2,750)	(71,500)
Charter Communications, Inc. - Class A	(256)	(65,846)
Cheniere Energy, Inc.	(1,490)	(63,921)
Chubb Ltd. (a)	(500)	(63,465)
Churchill Downs, Inc.	(500)	(74,690)
Cintas Corp.	(680)	(79,907)
Compass Minerals International, Inc.	(1,089)	(81,163)
comScore, Inc.	(2,370)	(73,115)
Concho Resources, Inc.	(630)	(81,396)
Cypress Semiconductor Corp.	(7,057)	(84,190)
DexCom, Inc.	(796)	(72,508)
Dominion Resources, Inc.	(1,100)	(81,576)
Edgewell Personal Care Co.	(1,502)	(120,175)
Ellie Mae, Inc.	(638)	(62,441)
Enstar Group Ltd. (a)	(400)	(66,636)
Envestnet, Inc.	(1,990)	(78,625)
EPAM Systems, Inc.	(573)	(39,084)
Equinix, Inc.	(170)	(62,671)
Equity Residential	(1,170)	(75,898)
Fitbit, Inc. - Class A	(5,940)	(91,951)
Five Prime Therapeutics, Inc.	(740)	(32,545)
Flagstar Bancorp, Inc.	(2,750)	(77,220)
Gentherm, Inc.	(1,856)	(61,192)
Global Payments, Inc.	(940)	(71,393)
Golar LNG Ltd. (a)	(4,080)	(84,986)
Goodyear Tire & Rubber Co.	(2,792)	(81,945)
Gramercy Property Trust	(7,285)	(70,519)
GrubHub, Inc.	(1,780)	(72,215)
Guess? Inc.	(4,360)	(72,507)
Gulfport Energy Corp.	(2,630)	(75,218)
Hertz Global Holdings, Inc.	(1,820)	(89,653)
Home BancShares, Inc.	(579)	(13,549)
Hope Bancorp, Inc.	(4,510)	(77,571)
Howard Hughes Corp.	(690)	(81,571)
HubSpot, Inc.	(1,110)	(61,871)
IMAX Corp. (a)	(2,342)	(71,408)
Infinera Corp.	(9,302)	(79,811)
Ingevity Corp.	(1,860)	(82,547)
Insulet Corp.	(1,930)	(81,698)
Interval Leisure Group, Inc.	(4,108)	(71,479)
Ionis Pharmaceuticals, Inc.	(872)	(25,855)
Jones Lang LaSalle, Inc.	(650)	(75,888)

Kennedy-Wilson Holdings, Inc.	(3,510)	(77,431)
Kite Pharma, Inc.	(720)	(41,486)
KLX, Inc.	(2,076)	(77,517)
Korn/Ferry International	(3,140)	(74,858)
Kosmos Energy Ltd. (a)	(12,770)	(79,302)
LendingClub Corp.	(13,629)	(73,733)
Liberty Broadband Corp. - Class A	(1,080)	(72,846)
Liberty Broadband Corp. - Class C	(1,261)	(86,416)
Liberty Ventures - Class A	(1,990)	(76,695)
LifeLock, Inc.	(3,873)	(64,447)
Macquarie Infrastructure Corp.	(1,121)	(89,613)
Magellan Health, Inc.	(1,450)	(82,824)
Markel Corp.	(68)	(63,315)
Medicines Co.	(990)	(38,778)
Medtronic PLC (a)	(940)	(81,808)
Microsemi Corp.	(2,190)	(87,512)
Monogram Residential Trust, Inc.	(7,230)	(76,060)
National Fuel Gas Co.	(1,440)	(82,166)
NetScout Systems, Inc.	(2,679)	(79,244)
Neurocrine Biosciences, Inc.	(670)	(32,468)
Nevro Corp.	(746)	(70,445)
New Jersey Resources Corp.	(2,290)	(77,036)
New Relic, Inc.	(888)	(32,590)
New York Community Bancorp, Inc.	(4,048)	(61,165)
New York REIT, Inc.	(7,790)	(75,251)
Newell Brands, Inc.	(1,495)	(79,354)
NorthStar Asset Management Group, Inc.	(6,821)	(84,785)
Norwegian Cruise Line Holdings Ltd. (a)	(2,110)	(75,728)
Novavax, Inc.	(5,540)	(37,894)
NOW, Inc.	(3,290)	(67,906)
Olin Corp.	(3,553)	(76,887)
Palo Alto Networks, Inc.	(615)	(81,899)
Pandora Media, Inc.	(4,240)	(59,360)
Paramount Group, Inc.	(4,251)	(76,518)
Pattern Energy Group, Inc. - Class A	(3,487)	(82,991)
Pennsylvania Real Estate Investment Trust	(3,230)	(81,040)
Penumbra, Inc.	(1,080)	(76,205)
Perrigo Co. PLC (a)	(370)	(33,666)
Pinnacle Financial Partners, Inc.	(1,350)	(76,532)
Post Holdings, Inc.	(890)	(75,454)
Prothena Corp. PLC (a)	(740)	(36,985)
Proto Labs, Inc.	(1,190)	(65,117)
Puma Biotechnology, Inc.	(534)	(31,586)
Radius Health, Inc.	(770)	(42,227)
RBC Bearings, Inc.	(861)	(68,096)
Restoration Hardware Holdings, Inc.	(2,310)	(77,916)
Reynolds American, Inc.	(1,345)	(66,672)
Roper Industries, Inc.	(397)	(70,487)
Sage Therapeutics, Inc.	(760)	(28,249)
Santander Consumer USA Holdings, Inc.	(6,340)	(79,757)
Seaboard Corp.	(20)	(64,700)
Skechers U.S.A., Inc. - Class A	(3,142)	(76,382)
Snyders-Lance, Inc.	(1,814)	(64,107)
Southern Copper Corp.	(2,768)	(71,470)
Spark Therapeutics, Inc.	(537)	(30,383)
SPX FLOW, Inc.	(2,390)	(70,290)
SS&C Technologies Holdings, Inc.	(2,378)	(78,354)
Stamps.com, Inc.	(750)	(72,540)
Starwood Property Trust, Inc.	(3,350)	(76,715)
Stericycle, Inc.	(880)	(75,662)
Synergy Resources Corp.	(11,885)	(77,847)
Tableau Software, Inc. - Class A	(1,200)	(69,636)
Take-Two Interactive Software, Inc.	(1,610)	(69,987)
Texas Capital Bancshares, Inc.	(1,402)	(73,633)
TherapeuticsMD, Inc.	(3,788)	(26,061)
Third Point Reinsurance Ltd. (a)	(4,478)	(58,304)
Tiffany & Co.	(1,070)	(76,366)
TransDigm Group, Inc.	(250)	(71,298)
Trex Company, Inc.	(1,399)	(86,654)
Triumph Group, Inc.	(2,180)	(69,455)
Tyler Technologies, Inc.	(470)	(77,057)
Ultragenyx Pharmaceutical, Inc.	(460)	(30,323)
Under Armour, Inc. - Class C	(2,233)	(79,606)
United Community Banks, Inc.	(3,845)	(80,667)
Walgreens Boots Alliance, Inc.	(1,397)	(112,752)
Weatherford International PLC (a)	(12,287)	(67,210)
Western Digital Corp.	(1,690)	(78,872)
WestRock Co.	(1,698)	(81,335)
Weyerhaeuser Co.	(2,542)	(80,963)
WisdomTree Investments, Inc.	(8,150)	(85,575)
Wynn Resorts Ltd.	(730)	(65,204)
XPO Logistics, Inc.	(2,560)	(91,648)
Zayo Group Holdings, Inc.	(3,016)	(87,495)
Zebra Technologies Corp. - Class A	(1,120)	(78,355)
Zendesk, Inc.	(2,270)	(69,325)
Total Securities Sold Short (Proceeds $10,408,174)		$(11,150,754)

(a)	Foreign issued security.

Convergence Opportunities Fund
Schedule of Investments
August 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS* - 122.19%
Accommodation - 0.91%
Penn National Gaming, Inc. (a)	46,810	$663,766

Administrative and Support Services - 3.32%
Cardtronics PLC - Class A (a)(b)	20,326	912,840
Kelly Services, Inc. - Class A	39,005	745,776
Navient Corp.	23,603	339,411
Piper Jaffray Companies (a)	9,221	409,228
		2,407,255
Air Transportation - 1.54%
Hawaiian Holdings, Inc. (a)	13,863	651,284
SkyWest, Inc.	16,460	464,666
		1,115,950
Ambulatory Health Care Services - 0.98%
Civitas Solutions, Inc. (a)	38,949	708,093

Animal Production and Aquaculture - 1.31%
Cal-Maine Foods, Inc. (c)(d)	20,635	947,972

Broadcasting (except Internet) - 1.34%
Discovery Communications, Inc. - Class A (a)	38,254	975,860

Chemical Manufacturing - 10.50%
Chemours Co.	49,961	658,986
Emergent BioSolutions, Inc. (a)	23,951	638,294
Impax Laboratories, Inc. (a)	41,353	1,000,328
Insys Therapeutics, Inc. (a)(c)(d)	42,515	606,689
Intellia Therapeutics, Inc. (a)	22,585	439,278
Lexicon Pharmaceuticals, Inc. (a)(c)(d)	59,245	822,321
Medifast, Inc.	17,017	625,715
Myriad Genetics, Inc. (a)	39,633	806,928
SciClone Pharmaceuticals, Inc. (a)	34,305	345,451
Supernus Pharmaceuticals, Inc. (a)	29,460	629,855
Trinseo SA (b)(c)	18,075	1,045,820
		7,619,665
Clothing and Clothing Accessories Stores - 1.46%
Abercrombie & Fitch Co. - Class A	26,924	477,632
Children's Place, Inc.	7,192	585,429
		1,063,061
Computer and Electronic Product Manufacturing - 13.73%
Amkor Technology, Inc. (a)	102,430	932,113
Benchmark Electronics, Inc. (a)	34,990	843,959
Cepheid (a)	11,489	394,302
CEVA, Inc. (a)	31,575	993,982
Fossil Group, Inc. (a)	20,825	594,762
Jabil Circuit, Inc.	40,518	858,576
Masimo Corp. (a)	12,725	752,557
MaxLinear, Inc. - Class A (a)	24,937	478,042
Nanometrics, Inc. (a)	42,899	872,565
NCR Corp. (a)	25,239	854,340
NxStage Medical, Inc. (a)	31,760	726,034
Sanmina Corp. (a)	33,290	874,861
Teradata Corp. (a)	24,940	791,346
		9,967,439

Construction of Buildings - 0.77%
KB Home	35,745	561,197

Credit Intermediation and Related Activities - 12.05%
Banco Latinoamericano de Comercio Exterior SA (b)	24,416	705,378
Central Pacific Financial Corp.	28,055	717,927
East West Bancorp, Inc.	19,365	719,216
Hancock Holding Co.	20,650	673,810
Huntington Bancshares, Inc.	106,352	1,064,584
PHH Corp. (a)	51,450	787,185
Regions Financial Corp.	110,658	1,103,260
TCF Financial Corp.	91,850	1,345,603
World Acceptance Corp. (a)(c)	5,080	244,399
Zions Bancorporation	45,345	1,387,103
		8,748,465
Educational Services - 0.88%
Career Education Corp. (a)	97,337	636,584

Electrical Equipment, Appliance, and Component Manufacturing - 1.47%
Alpha & Omega Semiconductor Ltd. (a)(b)	22,870	481,871
iRobot Corp. (a)	14,591	581,597
		1,063,468
Fabricated Metal Product Manufacturing - 2.57%
NCI Building Systems, Inc. (a)	37,805	572,368
Sturm Ruger & Co., Inc.	10,227	626,813
Timken Co.	19,616	664,394
		1,863,575
Food and Beverage Stores - 0.80%
SpartanNash Co.	10,340	331,086
United Natural Foods, Inc. (a)	5,481	249,934
		581,020
Food Manufacturing - 1.30%
Dean Foods Co.	54,790	942,936

Food Services and Drinking Places - 2.91%
Bob Evans Farms, Inc.	19,227	788,307
Cheesecake Factory, Inc.	12,960	666,274
Hyatt Hotels Corp. - Class A (a)	12,265	655,932
		2,110,513
Furniture and Related Product Manufacturing - 1.03%
Herman Miller, Inc.	20,775	749,354

General Merchandise Stores - 0.72%
Big Lots, Inc.	10,621	523,828

Health and Personal Care Stores - 1.12%
Owens & Minor, Inc.	23,662	813,263

Insurance Carriers and Related Activities - 5.50%
CNO Financial Group, Inc.	32,766	532,448
Essent Group Ltd. (a)(b)	36,805	978,277
Maiden Holdings Ltd. (b)	50,725	700,512
Molina Healthcare, Inc. (a)(c)	12,969	697,862
Primerica, Inc.	19,058	1,084,971
		3,994,070
Machinery Manufacturing - 1.88%
Chart Industries, Inc. (a)	22,620	681,314
Energy Recovery, Inc. (a)	56,765	685,721
		1,367,035

Management of Companies and Enterprises - 3.23%
Berkshire Hills Bancorp, Inc.	29,951	835,333
Boston Private Financial Holdings, Inc.	56,772	731,223
EchoStar Corp. - Class A (a)	20,035	776,557
		2,343,113

Merchant Wholesalers, Durable Goods - 3.29%
American Axle & Manufacturing Holdings, Inc. (a)	45,336	777,059
Continental Buildings Products, Inc. (a)	27,660	614,329
VWR Corp. (a)(c)	35,407	988,209
		2,379,597
Merchant Wholesalers, Nondurable Goods - 0.61%
Rayonier Advanced Materials, Inc.	36,179	445,002

Miscellaneous Manufacturing - 3.06%
BioTelemetry, Inc. (a)	38,525	711,557
Brady Corp. - Class A	22,171	742,507
Orthofix International NV (a)(b)	17,085	770,704
		2,224,768
Motion Picture and Sound Recording Industries - 0.51%
AMC Entertainment Holdings, Inc. - Class A	12,220	371,610

Motor Vehicle and Parts Dealers - 1.85%
Penske Automotive Group, Inc.	15,880	719,363
Sonic Automotive, Inc. - Class A	36,120	615,485
		1,334,848
Nonmetallic Mineral Product Manufacturing - 1.04%
USG Corp. (a)	27,605	757,205

Nonstore Retailers - 0.59%
World Fuel Services Corp.	9,670	431,089

Nursing and Residential Care Facilities - 1.07%
Kindred Healthcare, Inc.	70,772	781,323

Paper Manufacturing - 1.84%
Clearwater Paper Corp. (a)	10,160	630,631
Veritiv Corp. (a)	13,725	704,093
		1,334,724
Performing Arts, Spectator Sports, and Related Industries - 0.92%
International Speedway Corp. - Class A	20,050	667,465

Personal and Laundry Services - 0.85%
Shutterfly, Inc. (a)	12,267	616,049

Primary Metal Manufacturing - 4.44%
AK Steel Holding Corp. (a)	157,785	703,722
Commercial Metals Co.	29,297	454,689
Global Brass & Copper Holdings, Inc.	23,217	651,701
Insteel Industries, Inc.	19,731	657,042
Worthington Industries, Inc.	17,490	750,321
		3,217,475
Printing and Related Support Activities - 0.99%
Quad/Graphics, Inc. - Class A	26,425	715,853

Professional, Scientific, and Technical Services - 5.73%
Convergys Corp.	30,228	901,700
Insperity, Inc.	10,862	712,004
Luminex Corp. (a)	26,465	557,618
McDermott International, Inc. (a)(b)	105,860	553,648
Rubicon Project, Inc. (a)	76,531	650,514

Unisys Corp. (a)	77,260	780,326
		4,155,810
Publishing Industries (except Internet) - 4.14%
Cogent Communications Holdings, Inc.	11,615	412,797
News Corp. - Class B	16,192	233,651
Nuance Communications, Inc. (a)	54,505	794,682
Qualys, Inc. (a)	22,680	780,192
Web.com Group, Inc. (a)	44,770	781,684
		3,003,006
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.67%
HomeStreet, Inc. (a)	39,622	1,032,549
Waddell & Reed Financial, Inc. - Class A	49,025	911,865
		1,944,414
Support Activities for Mining - 2.58%
Ensco PLC - Class A (b)	62,915	477,525
Noble Corp. PLC (b)(c)	69,382	399,640
Rowan Companies PLC - Class A (b)	41,184	513,153
Transocean Ltd. (b)	49,420	479,374
		1,869,692
Support Activities for Transportation - 0.60%
Hub Group, Inc. - Class A (a)(c)	10,735	437,451

Telecommunications - 3.54%
Blucora, Inc. (a)	74,360	769,626
EarthLink Holdings Corp.	114,610	730,066
NeuStar, Inc. - Class A (a)(c)	28,249	717,807
United States Cellular Corp. (a)	9,304	346,295
		2,563,794
Transportation Equipment Manufacturing - 2.46%
Navistar International Corp. (a)	48,124	675,661
Tenneco, Inc. (a)	7,921	442,229
Wabash National Corp. (a)	47,759	666,238
		1,784,128
Utilities - 4.98%
Great Plains Energy, Inc.	45,280	1,229,804
NRG Yield, Inc. - Class C	72,415	1,219,469
Southwest Gas Corp.	16,708	1,166,553
		3,615,826
Wholesale Electronic Markets and Agents and Brokers - 1.25%
Tech Data Corp. (a)	12,259	910,108

Wood Product Manufacturing - 1.86%
Ply Gem Holdings, Inc. (a)	50,930	711,492
Universal Forest Products, Inc.	5,850	638,528
		1,350,020
TOTAL COMMON STOCKS (Cost $84,876,570)		88,678,739

REAL ESTATE INVESTMENT TRUSTS* - 13.23%
EastGroup Properties, Inc.	9,263	679,719
Empire State Realty Trust, Inc. - Class A	41,368	888,171
First Industrial Realty Trust, Inc.	30,371	873,774
Lexington Realty Trust	80,445	868,002
Pebblebrook Hotel Trust	29,335	881,223
Piedmont Office Realty Trust, Inc. - Class A	42,702	922,789
Ramco-Gershenson Properties Trust	44,125	857,349
RLJ Lodging Trust	39,301	917,286
Sabra Health Care REIT, Inc.	26,744	681,437
Sunstone Hotel Investors, Inc.	71,744	996,524
Urban Edge Properties	36,212	1,037,836
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $9,092,396)		9,604,110

INVESTMENT PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.95%
Money Market Funds - 2.95%
First American Government Obligations Fund - Class Y, 0.010% (c)(e)	2,143,600	2,143,600
TOTAL INVESTMENT PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,143,600)		2,143,600

SHORT-TERM INVESTMENTS - 10.72%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.260% (c)(e)	7,777,618	7,777,618
TOTAL SHORT-TERM INVESTMENTS (Cost $7,777,618)		7,777,618

Total Investments (Cost $103,890,184) - 149.09%		108,204,067
Liabilities in Excess of Other Assets - (49.09)%		(35,627,708)
TOTAL NET ASSETS - 100.00%		$72,576,359

Percentages are stated as a percent of net assets.

*	Unless otherwise noted, all or a portion of these securities, totaling $94,097,776, are pledged as collateral for securities sold short.
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	This security is not pledged as collateral for securities sold short.
(d)	All or a portion of security is out on loan.
(e)	Variable rate security; the rate shown below represents the rate at August 31, 2016.

Abbreviations:
Ltd.	Limited Liability Company.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company.
SA	An abbreciation used by many countries to signify a sotck company whereby shareholders have limited liability.

Convergence Opportunities Fund
Schedule of Securities Sold Short
August 31, 2016 (Unaudited)

	Shares	Value
AAR Corp.	(7,135)	$(175,592)
ACADIA Pharmaceuticals, Inc.	(3,275)	(105,226)
Achillion Pharmaceuticals, Inc.	(9,967)	(82,327)
Advisory Board Co.	(8,855)	(373,238)
Aerie Pharmaceuticals, Inc.	(3,760)	(72,794)
Aimmune Therapeutics, Inc.	(6,397)	(94,484)
Air Lease Corp. - Class A	(6,515)	(191,411)
Alder Biopharmaceuticals, Inc.	(3,364)	(110,911)
Altisource Portfolio Solutions SA (a)	(13,930)	(453,839)
Altisource Residential Corp. - Class B	(40,965)	(449,386)
American Woodmark Corp.	(2,045)	(177,915)
Amicus Therapeutics, Inc.	(17,208)	(115,122)
Amsurg Corp.	(2,888)	(187,489)
Ardelyx, Inc.	(10,150)	(101,196)
Ascena Retail Group, Inc.	(19,312)	(157,199)
Atara Biotherapeutics, Inc.	(5,673)	(110,850)
AtriCure, Inc.	(13,185)	(202,917)
Atwood Oceanics, Inc.	(14,750)	(116,525)
Balchem Corp.	(2,325)	(162,820)
Bank of the Ozarks, Inc.	(5,555)	(217,645)
Banner Corp.	(5,776)	(255,761)
Bluebird Bio, Inc.	(2,061)	(101,690)
BMC Stock Holdings, Inc.	(7,912)	(157,765)
BofI Holding, Inc.	(12,245)	(263,268)
Bristow Group, Inc.	(9,790)	(111,704)
Builders FirstSource, Inc.	(13,655)	(187,620)
Caesars Entertainment Corp.	(24,360)	(153,955)
CalAtlantic Group, Inc.	(9,145)	(333,701)

Capital Senior Living Corp.	(10,695)	(183,847)
Cavium, Inc.	(1,403)	(78,119)
CEB, Inc.	(5,680)	(341,935)
Chefs' Warehouse, Inc.	(5,461)	(60,180)
Clovis Oncology, Inc.	(4,279)	(105,991)
Community Health Systems, Inc.	(17,845)	(190,585)
Compass Minerals International, Inc.	(2,485)	(185,207)
comScore, Inc.	(6,815)	(210,243)
Customers Bancorp, Inc.	(7,716)	(206,326)
Cypress Semiconductor Corp.	(21,775)	(259,775)
Del Taco Restaurants, Inc.	(17,257)	(193,796)
DHT Holdings, Inc. (a)	(26,262)	(113,189)
Diebold, Inc.	(7,127)	(199,984)
DigitalGlobe, Inc.	(6,980)	(189,088)
DTS, Inc.	(7,161)	(239,607)
Easterly Government Properties, Inc.	(26,073)	(508,163)
Endurance International Group Holdings, Inc.	(25,395)	(201,890)
Envestnet, Inc.	(4,581)	(180,995)
Etsy, Inc.	(12,500)	(168,250)
Evolent Health, Inc. - Class A	(7,490)	(186,276)
FelCor Lodging Trust, Inc.	(64,525)	(458,773)
Ferroglobe PLC (a)	(18,231)	(150,406)
Fitbit, Inc. - Class A	(12,145)	(188,005)
FormFactor, Inc.	(24,395)	(252,488)
FTD Companies, Inc.	(7,060)	(165,910)
GCP Applied Technologies, Inc.	(6,385)	(186,825)
Gener8 Maritime, Inc. (a)	(20,631)	(103,361)
Gentherm, Inc.	(5,126)	(169,004)
GEO Group, Inc.	(14,357)	(287,714)
Global Blood Therapeutics, Inc.	(4,986)	(84,712)
Global Eagle Entertainment, Inc.	(9,887)	(82,260)
Golar LNG Ltd. (a)	(5,830)	(121,439)
Greenlight Capital Re Ltd. - Class A (a)	(15,206)	(326,169)
GTT Communications, Inc.	(9,537)	(202,471)
HealthStream, Inc.	(7,028)	(186,875)
Home BancShares, Inc.	(12,923)	(302,398)
Hope Bancorp, Inc.	(16,065)	(276,318)
Hortonworks, Inc.	(25,455)	(202,876)
Houghton Mifflin Harcourt Co.	(12,140)	(193,633)
HRG Group, Inc.	(31)	(501)
Infinera Corp.	(25,075)	(215,144)
Ingevity Corp.	(5,310)	(235,658)
Instructure, Inc.	(9,488)	(227,048)
Interval Leisure Group, Inc.	(9,880)	(171,912)
Iridium Communications, Inc.	(15,027)	(125,175)
John B. Sanfilippo & Son, Inc.	(4,920)	(252,986)
Kennedy-Wilson Holdings, Inc.	(6,900)	(152,214)
Kite Pharma, Inc.	(1,965)	(113,223)
KLX, Inc.	(4,780)	(178,486)
Korn/Ferry International	(14,052)	(335,000)
Kraton Performance Polymers, Inc.	(4,810)	(173,449)
LendingClub Corp.	(19,365)	(104,765)
Liberty Broadband Corp. - Class A	(1,645)	(110,955)

LifeLock, Inc.	(9,987)	(166,184)
Lions Gate Entertainment Corp. (a)	(5,055)	(105,953)
Loral Space & Communications, Inc.	(5,185)	(189,045)
MarineMax, Inc.	(8,930)	(177,082)
MGP Ingredients, Inc.	(6,525)	(260,609)
Motorcar Parts of America, Inc.	(6,238)	(177,346)
NetScout Systems, Inc.	(6,879)	(203,481)
Neurocrine Biosciences, Inc.	(2,302)	(111,555)
Nevro Corp.	(1,930)	(182,250)
New Relic, Inc.	(5,799)	(212,823)
New Senior Investment Group, Inc.	(28,173)	(349,063)
Nimble Storage, Inc.	(25,765)	(211,787)
NorthStar Asset Management Group, Inc.	(12,695)	(157,799)
Novavax, Inc.	(11,851)	(81,061)
Olin Corp.	(9,719)	(210,319)
ORBCOMM, Inc.	(6,520)	(64,874)
Otonomy, Inc.	(7,465)	(122,798)
Pacific Premier Bancorp, Inc.	(7,547)	(203,694)
Pandora Media, Inc.	(14,426)	(201,964)
Pattern Energy Group, Inc. - Class A	(22,875)	(544,425)
PDC Energy, Inc.	(1,555)	(103,252)
Pinnacle Financial Partners, Inc.	(4,425)	(250,853)
Primoris Services Corp.	(8,935)	(171,731)
Prothena Corp. PLC (a)	(1,928)	(96,361)
Providence Service Corp.	(4,198)	(197,852)
Q2 Holdings, Inc.	(6,700)	(189,744)
Radian Group, Inc.	(20,060)	(275,023)
Radius Health, Inc.	(1,899)	(104,141)
Raven Industries, Inc.	(7,003)	(171,854)
Restoration Hardware Holdings, Inc.	(4,045)	(136,438)
Rush Enterprises, Inc. - Class A	(5,890)	(140,064)
Sage Therapeutics, Inc.	(2,804)	(104,225)
Saia, Inc.	(7,157)	(217,788)
SEACOR Holdings, Inc.	(2,120)	(124,614)
Sequential Brands Group, Inc.	(49,059)	(357,640)
South Jersey Industries, Inc.	(6,612)	(196,244)
Spark Therapeutics, Inc.	(1,996)	(112,934)
Sprouts Farmers Market, Inc.	(4,518)	(101,791)
SPX FLOW, Inc.	(5,970)	(175,578)
Square, Inc. - Class A	(16,380)	(199,672)
Stamps.com, Inc.	(2,135)	(206,497)
SunPower Corp.	(17,975)	(179,031)
Sunrun, Inc.	(24,886)	(151,307)
Surgery Partners, Inc.	(10,698)	(206,043)
Tailored Brands, Inc.	(11,910)	(156,974)
TerraForm Power, Inc. - Class A	(27,394)	(351,739)
Texas Capital Bancshares, Inc.	(5,300)	(278,356)
TFS Financial Corp.	(15,745)	(285,614)
Third Point Reinsurance Ltd. (a)	(27,162)	(353,649)
Trinity Industries, Inc.	(8,105)	(197,924)
Ultragenyx Pharmaceutical, Inc.	(1,820)	(119,974)
United Community Banks, Inc.	(13,501)	(283,251)
USANA Health Sciences, Inc.	(1,260)	(172,292)
Veeco Instruments, Inc.	(12,615)	(248,137)
Virtus Investment Partners, Inc.	(1,950)	(177,840)
Virtusa Corp.	(8,560)	(224,529)
Walker & Dunlop, Inc.	(7,550)	(200,075)
WisdomTree Investments, Inc.	(13,754)	(144,417)
XPO Logistics, Inc.	(5,870)	(210,146)
Zebra Technologies Corp. - Class A	(2,754)	(192,670)
Zoe's Kitchen, Inc.	(6,394)	(174,109)
Total Securities Sold Short (Proceeds $27,558,382)		$(27,442,434)

(a)	Foreign issued security.

The cost basis of investments for federal income tax purposes at August 31, 2016 was as follows*:

	Convergence Core Plus Fund	Convergence Market Neutral Fund	Convergence Opportunities Fund
Cost of investments	$163,283,386	$16,746,035	$103,890,184
Gross unrealized appreciation on investments	16,679,499	1,178,980	7,426,372
Gross unrealized appreciation on short positions	2,376,699	178,481	1,771,416
Gross unrealized depreciation on investments	(4,299,377)	(222,111)	(3,112,489)
Gross unrealized depreciation on short positions	(2,419,741)	(921,061)	(1,655,468)
Net unrealized appreciation	$12,337,080	$214,289	$4,429,831

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Funds' most recent semi-annual or annual report.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Funds, including long and short positions of common stock and real estate investment trusts, that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally considers to be the principal exchange on which the stock is traded.

Funds securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities, including short-term instruments having maturity of 60 days or less are valued at the mean between the closing bid and ask prices provided by a pricing service (“Pricing Service”).
If the closing bid and ask prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers acceptances and U.S.
Treasury Bills are valued at market price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the
Adviser to believe that a security’s last sale price may not reflect its actual fair value.
The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

The Valuation Committee of the Trust shall meet to consider any valuations.
This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Trustees and other factors as warranted. In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unusual events or circumstances relating to the security's issuer;
general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification,
“Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.
ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2016 in valuing the Funds' investments carried at fair value:

Convergence Core Plus Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$160,813,257	$-	$-	$160,813,257
Real Estate Investment Trusts	7,704,669	-	-	7,704,669
Investments Purchased with Proceeds from Securities Lending	5,890,246	-	-	5,890,246
Short-Term Investments	1,255,336	-	-	1,255,336
Total Assets	$175,663,508	$-	$-	$175,663,508

Liabilities:
Securities Sold Short	$(42,278,264)	$-	$-	$(42,278,264)

Convergence Market Neutral Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$13,125,514	$-	$-	$13,125,514
Real Estate Investment Trusts	1,384,036	-	-	1,384,036
Investments Purchased with Proceeds from Securities Lending	398,342	-	-	398,342
Short-Term Investments	2,795,012	-	-	2,795,012
Total Assets	$17,702,904	$-	$-	$17,702,904

Liabilities:
Securities Sold Short	$(11,150,754)	$-	$-	$(11,150,754)

Convergence Opportunities Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$88,678,739	$-	$-	$88,678,739
Real Estate Investment Trusts	9,604,110	-	-	9,604,110
Investments Purchased with Proceeds from Securities Lending	2,143,600	-	-	2,143,600
Short-Term Investments	7,777,618	-	-	7,777,618
Total Assets	$108,204,067	$-	$-	$108,204,067

Liabilities:
Securities Sold Short	$(27,442,434)	$-	$-	$(27,442,434)

*For further breakdown of common stock by industry type, please refer to the Schedule of Investments.

The Funds did not hold any investments during the period ended August 31, 2016 with significant unobservable inputs which would be classified as Level 3. During the period ended August 31, 2016, there were no transfers between levels for the Funds. It is the Funds's policy to record transfers between levels as of the end of the reporting period.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended August 31, 2016.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          Trust for Professional Managers

By (Signature and Title)        /s/ John Buckel
John Buckel, President

Date:   10/26/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ John Buckel
John Buckel, President

Date:  10/26/2016

By (Signature and Title)*     /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date:  10/26/2016

* Print the name and title of each signing officer under his or her signature.